Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.89%
Corporate Revenue Bond — 1.02%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$906,107
		906,107
Education Revenue Bonds — 14.17%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	461,418
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	515,924
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	331,913
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	448,212
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	443,159
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	570,508
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	542,655
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	557,440
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	750,000	834,293
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	518,189
5.00% 10/1/35	555,000	659,412

(St. Catherine University) Series A 5.00% 10/1/35	565,000	688,283
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	152,138
NQ-309 [5/21] 7/21 (1710581)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
3.00% 10/1/41	415,000	$457,670
Series 8-G 5.00% 12/1/31	125,000	147,171
Series 8-G 5.00% 12/1/32	125,000	147,045
(University of St. Thomas)
4.00% 10/1/36	300,000	353,736
5.00% 10/1/34	350,000	446,509
5.00% 10/1/35	750,000	954,967
Series 7-U 4.00% 4/1/26	1,400,000	1,486,590
Series A 5.00% 10/1/29	630,000	781,295
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	325,000	333,265
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	361,233
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	160,230
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	282,591
		12,635,846
Electric Revenue Bonds — 6.09%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E 5.00% 1/1/23	1,000,000	1,027,430
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	296,185
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	572,885
Series A 5.00% 10/1/30	240,000	274,985
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	177,231
5.00% 1/1/30	235,000	280,616
5.00% 1/1/31	350,000	412,506
Series A 5.00% 1/1/25	200,000	214,288
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	369,762
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$614,450
Series A 5.00% 12/1/31	575,000	704,530
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	488,355
		5,433,223
Healthcare Revenue Bonds — 23.00%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	288,120
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	391,158
3rd Tier Series C 5.00% 1/1/32	400,000	303,068
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	259,668
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	261,390
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	684,864
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	97,482
4.00% 9/1/39	100,000	94,531
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	420,388
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	493,550
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	914,580
Series A 5.00% 2/15/48	390,000	467,446

(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	776,550
NQ-309 [5/21] 7/21 (1710581)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	$276,367
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	413,334	411,858
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	564,755
5.00% 5/1/28	1,000,000	1,227,810

(North Memorial Health Care) 5.00% 9/1/31	320,000	361,107
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	585,505
Series A 5.00% 11/15/34	500,000	584,790
Series A 5.00% 11/15/35	500,000	621,260
Series A 5.00% 11/15/49	1,000,000	1,206,300
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	537,505
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,496,598
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	942,723
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,055,754
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	579,790
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.00% 5/1/48	810,000	1,001,751
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	$334,471
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,176,710
Series A 5.00% 7/1/33	200,000	235,076
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	505,975
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	136,074
5.00% 8/1/35	150,000	163,144
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	518,390
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	527,010
		20,503,518
Housing Revenue Bonds — 0.67%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	300,000	302,739
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	295,363
		598,102
Lease Revenue Bonds — 4.25%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,195,821
Series A 5.00% 6/1/43	715,000	774,595
Series B 5.00% 3/1/27	1,000,000	1,035,630
NQ-309 [5/21] 7/21 (1710581)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series A 4.00% 8/1/33	655,000	$785,384
		3,791,430
Local General Obligation Bonds — 17.52%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,199,510
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	287,037
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,837,905
Series A 5.00% 12/1/38	1,055,000	1,309,983
Series C 5.00% 12/1/30	1,500,000	1,850,625
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,219,806
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	262,126
Series B 4.00% 2/1/36	465,000	554,038
Series B 4.00% 2/1/37	600,000	726,888
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	603,850
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	1,145,400
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,618,948
		15,616,116
Pre-Refunded/Escrowed to Maturity Bonds — 5.90%
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	2,000,000	2,032,640
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	452,447
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$197,655
Series A 5.00% 11/15/30-25 §	120,000	143,749
University of Minnesota
Series D 5.00% 12/1/26-21 §	1,000,000	1,024,550
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,404,350
		5,255,391
Special Tax Revenue Bonds — 3.09%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	166,229
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	932,671
Series A-1 4.75% 7/1/53	655,000	736,325
Series A-2 4.536% 7/1/53	378,000	419,258
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	435,000	499,972
		2,754,455
State General Obligation Bonds — 15.40%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	345,000	304,031
Minnesota
Series A 5.00% 8/1/30	2,000,000	2,640,220
Series A 5.00% 8/1/33	285,000	366,576
Series A 5.00% 8/1/34	1,000,000	1,284,860
Series A 5.00% 8/1/35	2,000,000	2,616,180
Series A 5.00% 8/1/40	750,000	989,212
Series D 5.00% 8/1/26	2,500,000	3,075,050
Series D 5.00% 8/1/27	1,500,000	1,838,145
Series E 5.00% 10/1/26	500,000	618,100
		13,732,374
NQ-309 [5/21] 7/21 (1710581)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.52%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	$729,532
Series B 5.00% 1/1/31	750,000	770,055
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,975,776
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	486,072
Series A 4.00% 8/1/27	545,000	586,055
Series A 4.00% 8/1/28	350,000	374,633
		4,922,123
Water & Sewer Revenue Bonds — 2.26%
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	575,000	671,307
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	658,530
Series C 4.00% 3/1/32	585,000	680,279
		2,010,116
Total Municipal Bonds (cost $83,791,457)		88,158,801
	Principal amount
Short-Term Investments — 0.31%
Variable Rate Demand Note — 0.31%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-2 0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	275,000	275,000
Total Short-Term Investments (cost $275,000)		275,000
Total Value of Securities—99.20% (cost $84,066,457)		88,433,801

Receivables and Other Assets Net of Liabilities—0.80%		714,809
Net Assets Applicable to 7,965,459 Shares Outstanding—100.00%		$89,148,610
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
8    NQ-309 [5/21] 7/21 (1710581)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $1,893,152, which represents 2.12% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
‡	Non-income producing security. Security is currently in default.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
NQ-309 [5/21] 7/21 (1710581)    9